Related Party Balances and Transactions - Schedule of Relationships with Related Parties who had Transactions (Details))	12 Months Ended
Jun. 30, 2024
3DOM Alliance Inc.
Related Party Transaction [Line Items]
Relationship to the company	Shareholder
Future Science Research Inc.
Related Party Transaction [Line Items]
Relationship to the company	Shareholder
Masataka Matsumura
Related Party Transaction [Line Items]
Relationship to the company	Chief Executive Officer and Director
Yuta Akakuma
Related Party Transaction [Line Items]
Relationship to the company	Director
Jean-Francios Raymond Roger Minier
Related Party Transaction [Line Items]
Relationship to the company	Independent Director
Minoru Tanaka
Related Party Transaction [Line Items]
Relationship to the company	Independent Director
Noriyoshi Suzuki
Related Party Transaction [Line Items]
Relationship to the company	Independent Director
Ng Wee Kiat (Darren)
Related Party Transaction [Line Items]
Relationship to the company	Chief Financial Officer